SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary): | SMALL COMPANY GROWTH PORTFOLIO
Small Company Growth Portfolio

Prospectus Supplement

October 12, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 12, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
August 23, 2011 of:

Small Company Growth Portfolio

The second sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.